Equity	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Equity
Note 13. - Equity

Atlantica’s shares began trading on the NASDAQ Global Select Market under the symbol “ABY” on June 13, 2014. The symbol changed to “AY” on November 11, 2017.

As of September 30, 2019, the share capital of the Company amounts to $10,160,167 represented by 101,601,666 ordinary shares completely subscribed and disbursed with a nominal value of $0.10 each, all in the same class and series. Each share grants one voting right.

Algonquin completed in 2018 the acquisition from Abengoa of its entire stake in Atlantica, 41.47% of the total shares of the Company, becoming the largest shareholder of the Company. On May 22, 2019, the Company issued additional 1,384,402 ordinary shares, which were fully subscribed by Algonquin for a total amount of $30,000,000, increasing the stake of Algonquin to 42.27%. Additionally, Algonquin purchased 2,000,000 ordinary shares on May 31, 2019, increasing its stake in Atlantica to 44.2%.

Atlantica Yield reserves as of September 30, 2019 are made up of share premium accounts and distributable reserves.

Retained earnings primarily include results attributable to Atlantica.

Non-controlling interests fully relate to interests held by JGC in Solacor 1 and Solacor 2, by Idae in Seville PV, by Itochu Corporation in Solaben 2 and Solaben 3, by Algerian Energy Company, SPA and Sacyr Agua S.L. in Skikda, by Industrial Development Corporation of South Africa (IDC) and Kaxu Community Trust in Kaxu and by Algonquin Power Co. in AYES Canada (refer to Note 1).

On February 26, 2019, the Board of Directors declared a dividend of $0.37 per share corresponding to the fourth quarter of 2018. The dividend was paid on March 22, 2019 for a total amount of $37.1 million

On May 7, 2019, the Board of Directors of the Company approved a dividend of $0.39 per share corresponding to the first quarter of 2019. The dividend was paid on June 14, 2019 for a total amount of $39.6 million

On August 2, 2019, the Board of Directors of the Company approved a dividend of $0.40 per share corresponding to the second quarter of 2019. The dividend was paid on September 13, 2019 for a total amount of $40.6 million

In addition, as of September 30, 2019, there was no treasury stock and there have been no transactions with treasury stock during the nine-month period then ended.